Cash and cash equivalents - Summary of Detailed Information of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents
Total	¥ 126,614	$ 17,346	¥ 436,242		¥ 513,351
Aggregate continuing and discontinued operations
Cash and cash equivalents
Cash at bank	124,413		432,892
Deposits held at licensed payment platforms	2,290		3,350
Total	126,703		436,242
Included in assets classified as held for sale
Cash and cash equivalents
Total	¥ 89		¥ 89	$ 13